Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense on intangible assets	$ 65,025	$ 67,900	$ 127,157	$ 129,495
Total purchase price including deferred consideration			24,146
Impairment of Intangible Assets Including Goodwill	$ 193	$ 676,456	$ 275	$ 1,882,187